Equity_Changes in the accumulated other comprehensive income (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance				₩ (481,900,000,000)
Beginning balance		₩ (572,210,000,000)		(89,723,000,000)		₩ 173,368,000,000
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(10,406,000,000)	[1]	(92,017,000,000)	[2],[3]	(98,373,000,000)	[4]
Reclassification adjustments		74,777,000,000		(18,856,000,000)		(164,803,000,000)	[4]
Income tax effect		7,184,000,000		20,563,000,000		85,000,000
Ending balance		(500,655,000,000)		(572,210,000,000)		(89,723,000,000)
Gain (loss) on valuation of AFS financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance				301,930,000,000		386,981,000,000
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	[4]					80,997,000,000
Reclassification adjustments	[4]					(164,803,000,000)
Income tax effect						(1,245,000,000)
Ending balance						301,930,000,000
Net gain (loss) on valuation of financial assets at FVTOCI
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance				(88,906,000,000)
Beginning balance		(87,182,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(24,180,000,000)	[1]	(8,677,000,000)	[2],[3]
Reclassification adjustments		43,021,000,000		8,015,000,000
Income tax effect		(3,573,000,000)		2,386,000,000
Ending balance		₩ (71,914,000,000)		₩ (87,182,000,000)
Explanation of transfers of cumulative gain or loss within equity of investments in equity designated as measured at fair value through other comprehensive income		The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and includes the amount of 29,368 million Won replaced by retained earnings due to the disposal of the equity securities.		Net gain (loss) on valuation of financial assets at FVTOCI included the 1,009 million Won transfer to retained earnings due to disposal of equity securities.
Gain (loss) on financial liabilities at FVTPL designated as upon initial recognition due to own credit risk
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance				₩ (96,000,000)
Beginning balance		₩ 0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		0	[1]	132,000,000	[2],[3]
Reclassification adjustments		0		0
Income tax effect		0		(36,000,000)
Ending balance		0		₩ 0
Explanation of transfers of cumulative gain or loss within equity of investments in equity designated as measured at fair value through other comprehensive income				Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to credit risk included the 4 million Won transfer to retained earnings due to redemption.
Share of other comprehensive gain (loss) of joint ventures and associates
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance				₩ (2,656,000,000)
Beginning balance		302,000,000		(1,251,000,000)		(1,863,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(1,420,000,000)	[1]	4,080,000,000	[2],[3]	2,516,000,000	[4]
Reclassification adjustments		0		0		0
Income tax effect		2,033,000,000		(1,122,000,000)		(1,904,000,000)
Ending balance		915,000,000		302,000,000		(1,251,000,000)
Gain (loss) on foreign currency translation of foreign operations
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance				(242,806,000,000)
Beginning balance		(244,735,000,000)		(242,700,000,000)		(48,353,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		96,157,000,000	[1]	(2,661,000,000)	[2],[3]	(193,272,000,000)	[4]
Reclassification adjustments		0		0		0
Income tax effect		(4,409,000,000)		732,000,000		(1,075,000,000)
Ending balance		(152,987,000,000)		(244,735,000,000)		(242,700,000,000)
Remeasurement gain (loss) related to defined benefit plan
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance				(152,358,000,000)
Beginning balance		(236,726,000,000)		(152,624,000,000)		(163,397,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(48,244,000,000)	[1]	(111,401,000,000)	[2],[3]	6,216,000,000	[4]
Reclassification adjustments		0		0		0
Income tax effect		13,993,000,000		27,033,000,000		4,557,000,000
Ending balance		(270,977,000,000)		(236,726,000,000)		(152,624,000,000)
Gain (loss) on valuation of cash flow hedges
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance				777,000,000
Beginning balance		(3,869,000,000)		777,000,000		0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(32,719,000,000)	[1]	30,655,000,000	[2],[3]	1,025,000,000	[4]
Reclassification adjustments		31,756,000,000		(26,871,000,000)		0
Income tax effect		(860,000,000)		(8,430,000,000)		(248,000,000)
Ending balance		(5,692,000,000)		(3,869,000,000)		777,000,000
Transfer to assets held for distribution (sale)
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance				4,145,000,000
Beginning balance		0		4,145,000,000		0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		0	[1]	(4,145,000,000)	[2],[3]	4,145,000,000	[4]
Reclassification adjustments		0		0		0
Income tax effect		0		0
Ending balance		₩ 0		₩ 0		₩ 4,145,000,000

[1]	The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and includes the amount of 29,368 million Won replaced by retained earnings due to the disposal of the equity securities.
[2]	Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to credit risk included the 4 million Won transferred to retained earnings due to redemption.
[3]	Net gain (loss) on valuation of financial assets at FVTOCI included the 1,009 million Won transfer to retained earnings due to disposal of equity securities.
[4]	For the change in gain (loss) on valuation of AFS financial assets, "increase (decrease)" represents change due to the valuation during the period, and "reclassification adjustments" represents disposal or recognition of impairment losses on AFS financial assets.